CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONDENSED STATEMENT OF OPERATIONS
Net revenue	$ 546,191	$ 858,370	$ 1,087,783
Operating expenses:
Product cost	220,999	359,880	439,523
Direct operating	167,090	237,490	274,155
Marketing	21,214	25,813	33,020
General and administrative	62,235	67,158	81,529
Depreciation and amortization	136,838	138,274	133,493
Total operating expenses	608,376	828,615	961,720
Loss from operations	(62,185)	29,755	126,063
Nonoperating Income (Expense) [Abstract]
Other expense, net	(32,522)	(44,578)	(45,155)
Total other income (expense)	(32,522)	(44,578)	(45,155)
(Loss) income before income taxes	(94,707)	(14,823)	80,908
Income tax (benefit) expense	(25,204)	(7,256)	19,455
Net income (loss)	$ (69,503)	$ (7,567)	$ 61,453
Basic (loss) earnings per share:
Net loss per share attributable to common shareholders-Basic	$ (2.49)	$ (0.27)	$ 2.22
Weighted average shares used in computing net loss per share attributable to common shareholders- Basic	27,906,742	27,779,339	27,623,415
Diluted (loss) earnings per share:
Net loss per share attributable to common shareholders-diluted	$ (2.49)	$ (0.27)	$ 2.18
Weighted average shares used in computing net loss per share attributable to common shareholders- diluted	27,906,742	27,779,339	28,197,409